Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Relationship with Expedia Group, Inc.
We have commercial relationships with Expedia Group, Inc. and many of its affiliated brands, including Brand Expedia, Hotels.com, Orbitz, Travelocity, Wotif, HomeAway and ebookers. These are arrangements terminable at will or upon three to seven days’ prior notice by either party and on customary commercial terms that enable Expedia Group’s brands to advertise on our platform, and we receive payment for users we refer to them. We are also party to a letter agreement pursuant to which Expedia Group refers traffic to us when a particular hotel or region is unavailable on the applicable Expedia Group website. Related-party revenue from Expedia Group of €268.2 million, €367.6 million and €331.4 million for the years ended December 31, 2016, 2017 and 2018, respectively, primarily consists of click through fees and other advertising services provided to Expedia Group and its subsidiaries. These amounts are recorded at contract value, which we believe is a reasonable reflection of the value of the services provided. Related-party revenue represented 36% of our total revenue for each of the years ended December 31, 2016, 2017 and 2018, respectively.
For the years ended December 31, 2016, 2017 and 2018, our operating expenses include €4.2 million, €0.5 million and €0.8 million, respectively, of related-party shared services fees and amounts related to the services and support agreements detailed below. During the years ended December 31, 2016 and 2017, Expedia Group allocated certain legal, tax, treasury, audit and corporate development costs, including associated employee compensation costs. These expenses were allocated based on a number of factors including headcount, estimated time spent and operating expenses which trivago considers reasonable estimates. These amounts may have been different had trivago operated as an unaffiliated entity. During 2017, trivago started incurring these expenses directly.
The related party trade receivable balances with Expedia Group and its subsidiaries reflected in our consolidated balance sheets as of December 31, 2017 and 2018 were €38.6 million and €39.7 million.
Guarantee
On September 5, 2014, we entered into an uncommitted credit facility with Bank of America Merrill Lynch International Ltd., one of the underwriters of our initial public offering, with a maximum principal amount of €10.0 million. Advances under this facility bear interest at a rate of LIBOR, floored at zero, plus 1.0% per annum. This facility may be terminated at any time by the lender. Our obligations under this facility are guaranteed by Expedia Group.
On December 19, 2014, we entered into an amendment to this facility pursuant to which the maximum principal amount was increased to €50.0 million. During the year ended December 31, 2016, we utilized €20.0 million under our credit facility and subsequently repaid all obligations outstanding. We did not utilize the credit facility during the years ended December 31, 2017 and 2018.
On July 23, 2015, we entered into an agreement to design and build our new headquarters in Düsseldorf, Germany. As part of that agreement, Expedia Group had guaranteed certain payments due by trivago. The guarantee by Expedia Group ended upon receipt of a bank guarantee by trivago, which we obtained in July 2017. As of December 31, 2017, there no longer is a guarantee by Expedia Group for certain payments made by us related to our new headquarters.
Services agreement
On May 1, 2013, we entered into an Assets Purchase Agreement, pursuant to which Expedia Group purchased certain computer hardware and software from us, and a Data Hosting Services Agreement, pursuant to which Expedia Group provides us with certain data hosting services relating to all of the servers we use that are located within the United States. Either party may terminate the Data Hosting Services Agreement upon 30 days’ prior written notice. For each of the years ended December 31, 2016, 2017 and 2018, we paid Expedia Group €21 thousand, €68 thousand and €59 thousand, respectively, for these data hosting services.
Services and support agreement
On September 1, 2016, we entered into a Services and Support Agreement, pursuant to which Expedia Group agreed to provide us with certain services in connection with localizing content on our websites, such as translation services. Either party may terminate the Services and Support Agreement upon 90 days’ prior notice. For each of the years ended December 31, 2016, 2017 and 2018, we incurred €0.1 million, €0.4 million and €0.7 million, respectively, for these services and support services.